Investments - Teekay LNG-Yamal LNG Joint Venture - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2015 USD ($)	Jul. 31, 2014 vessel	Nov. 30, 2013 vessel
Net Investment Income [Line Items]
Equity method investment, ownership interest	100.00%	17.62%
Number of vessels | vessel				5
Advances to equity accounted joint venture partner	$ 1,299,854	$ 1,083,590
Teekay LNG [Member] | Yamal LNG Joint Venture [Member]
Net Investment Income [Line Items]
Equity method investment, ownership interest			50.00%
Advances to equity accounted joint venture partner	146,700	96,900
Investments in and advances to affiliates	$ 9,400	$ 4,800
Teekay LNG [Member] | Yamal LNG Joint Venture [Member] | Newbuildings [Member]
Net Investment Income [Line Items]
Equity method investment, ownership interest	50.00%
Number of vessels | vessel	6		6
Teekay LNG [Member] | Yamal LNG Joint Venture [Member] | London Interbank Offered Rate (LIBOR) [Member]
Net Investment Income [Line Items]
Debt instrument spread on variable rate	3.00%